UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21162
                                   811-9739

Name of Fund: Merrill Lynch Core Principal Protected Fund of Merrill Lynch
              Principal Protected Trust
              Master Large Cap Core Portfolio of Master Large Cap Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 11/01/03 - 04/30/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        Core Principal
                                        Protected Fund

Semi-Annual Report
April 30, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Core Principal Protected Fund

Portfolio Information* as of April 30, 2004

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Citigroup Inc. .......................................................    2.3%
Cisco Systems, Inc. ..................................................    2.2
General Electric Company .............................................    1.9
Pfizer, Inc. .........................................................    1.7
Exxon Mobil Corporation ..............................................    1.7
J.P. Morgan Chase & Co. ..............................................    1.6
Motorola, Inc. .......................................................    1.4
Genentech, Inc. ......................................................    1.2
Microsoft Corporation ................................................    1.2
Cendant Corporation ..................................................    1.2
--------------------------------------------------------------------------------
* Percentages shown are for equity holdings and do not reflect assets attributable to fixed income securities.

                                                                      Percent of
Five Largest Equity Industries*                                       Net Assets
--------------------------------------------------------------------------------
Communications Equipment .............................................    9.1%
Household Durables ...................................................    8.8
Health Care Providers & Services .....................................    6.4
Semiconductors & Semiconductor Equipment .............................    4.8
Capital Markets ......................................................    4.3
--------------------------------------------------------------------------------
* For Portfolio compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.


2       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004

A Letter From the President

Dear Shareholder

Equity markets produced positive results for the most recent six-month and 12-month reporting periods. The U.S. stock market, as measured by the Standard & Poor's 500 Index, returned +6.27% for the six-month period and +22.88% for the 12-month period ended April 30, 2004.

Though equity markets enjoyed favorable returns overall, we did experience an overdue market correction late in the period. This was largely in response to disappointing employment news (which has improved markedly since then), terrorist attacks in Madrid and instability in Iraq -- all of which weighed heavily on the markets. However, despite the more recent skittishness, we still observe substantial economic strength in the United States.

In fact, the U.S. economy has continued to benefit from 2003's significant fiscal and monetary stimulus in the form of low interest rates and tax cuts. This has opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. A major shift on the employment front came on April 2 when the Department of Labor reported the biggest monthly jobs increase in four years. These developments have supported continued improvements in corporate earnings -- a positive for stock markets. For its part, the Federal Reserve Board maintained its accommodative policy stance, and is expected to raise interest rates at a gradual pace in order to ensure the sustainability of the current economic recovery.

The events and efforts of the past year leave us with a much stronger economy today. Of course, markets will always fluctuate, and there are many uncertainties -- not the least of which are geopolitical in nature -- which can translate into negative market movements. Keeping this in mind, however, we encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Importantly, your financial advisor can help you develop a strategy most suitable for your circumstances through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Trustee


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004         3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      Despite a favorable backdrop of improving corporate earnings and economic revitalization, an equity market correction late in the period produced a drag on Fund performance.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended April 30, 2004, Merrill Lynch Core Principal Protected Fund's Class A, Class B, Class C and Class I Shares had total returns of +.14%, -.19%, -.19% and +.25%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) The Russell 1000 Index -- a widely recognized, unmanaged, all-equity benchmark -- provided a total return of +6.11% for the same period. Because the Fund incorporates a fixed income component, which is not reflected in the Russell 1000 Index, it will at times outperform or underperform that benchmark. Fund results for the period also lagged that of its comparable Lipper category of Balanced Target Maturity Funds, which had an average return of +.93% for the six months ended April 30, 2004. (Funds in this Lipper category invest to provide a guaranteed return of investment at maturity. Some of the assets are invested in zero coupon U.S. Treasury securities, while the remainder is in equity securities for long-term growth of capital and income.)

Importantly, over the long-term, the Fund has continued to meet its primary objective of protecting investor principal while also providing attractive capital appreciation. Since inception (February 28, 2003) through April 30, 2004, the Fund's Class A, Class B, Class C and Class I Shares provided total returns of +13.36%, +12.38%, +12.38% and +13.69%, respectively.

Because the Fund invests in large-capitalization stocks that represent a significant part of the U.S. stock market, its portfolio was influenced by the same economic and market events that affected the broader stock market during the period. The last quarter of 2003 and the first quarter of 2004 were marked by dramatic rises and falls in world markets, with the equity markets undergoing a correction in the spring of 2004, despite strong economic growth and robust corporate earnings.

What is the Fund's investment objective?

The Fund seeks long-term capital growth while protecting the principal value of investor shares. This is accomplished through investments in a core equity component (equity securities of large-capitalization companies) and a protection component (fixed income investments that have financial characteristics resembling a portfolio of zero coupon bonds). A mathematical formula is used to determine the allocation between these two components. During the period, the Fund's equity allocation ranged from 59.2% of total assets to 74.7%, and the fixed income allocation ranged from 25.3% to 40.8%.

What factors influenced Fund performance during the period?

Within the equity portfolio, we invest primarily in a diversified portfolio of large cap companies selected from securities found in the Russell 1000 Index. During the six-month period, the Portfolio was positioned in economically sensitive cyclical stocks. Despite improving corporate earnings and economic revitalization, a combination of interest rate fears, rising energy prices, risks to growth in China and a destabilized U.S. dollar pushed equity prices lower late in the period. Given the Portfolio's heightened exposure to stocks leveraged to economic recovery and a market upturn, the correction had a greater impact on our portfolio and ultimately resulted in the underperformance of the Fund's equity investments relative to both its benchmark and its Lipper peers.

Stock selection in the health care and telecommunication services sectors benefited performance during the period. The Portfolio's overweight position in consumer discretionary and industrials also contributed to performance. On the negative side, stock selection in information technology hindered results.

At the individual stock level, the largest positive contributors to performance were Sprint Corp. (PCS), Genentech, Inc., DaVita, Inc., Motorola, Inc. and Intel Corporation. The largest detractors from performance included Amkor Technology, Inc., SanDisk Corporation, Foundry Networks, Inc. and ITT Educational Services, Inc. Underweights in Exxon Mobil Corporation and Pfizer, Inc. also negatively affected performance.


4       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004

What changes were made to the Portfolio during the period?

In the equity portfolio, we increased our positions relative to the equity benchmark in materials, utilities, consumer staples and energy based on our belief that stocks in these sectors would benefit as we transition from an economic recovery to an environment of rising interest rates. We reduced our position relative to the benchmark in information technology and telecommunication services in light of improved valuations and decelerating growth in these sectors.

The largest purchases during the period included Lehman Brothers Holdings Inc., Bank of America Corporation, University of Phoenix Online and Lucent Technologies Inc.. The largest sales included Sprint Corp. (PCS), J.B. Hunt Transport Services, Inc., National Semiconductor Corporation and Beckman Coulter Inc.

The fixed income component of the Fund was invested in U.S. Treasury zero coupon bonds set to mature close to the expiration of the Fund (February 28, 2010).

How would you characterize the Fund's position at the close of the period?

As of April 30, 2004, Fund assets were invested 72.9% in equities and 27.1% in fixed income securities. In the equity component, the largest overweights at period end were in the consumer discretionary and information technology sectors, which we believe should benefit from strong earnings growth. The largest underweights were in financials, which tend to underperform in periods of rising interest rates, and consumer staples.

Companies exhibiting good earnings momentum, earnings surprise and valuation characteristics provided strong performance through the end of 2003. However, relative performance for these companies deteriorated as the broad markets turned downward in spring 2004. We remain committed to these disciplines for stock selection, and the Fund ended the period positioned in cyclical stocks that we believe should benefit as investor focus returns to the robust corporate earnings environment. Nonetheless, given the recent equity market correction and interest rate pressures, we are moderating our exposure to economic sensitivity as well as reducing our exposure to lower-capitalization securities. Our intention is to continue to reduce the interest rate sensitivity of the portfolio as rates continue to increase.

The Federal Funds futures market now projects a near certain hike in the Federal Funds target rate in June with another potential increase in August. We believe the economy is stronger than many expected at this point. Strong payroll reports for March and April, as well as recent data from the Institute for Supply Management survey, indicate that a sustainable economic recovery is underway, which should continue to support consumption and other business activity. We believe a modest increase in inflation also is underway, and our projection at the beginning of the year that the Federal Reserve Board would double its rate from 1% to 2% by year end currently seems more realistic.

The equity market correction, while not a surprise, has been more significant than expected, particularly given the boom in corporate earnings. Our view is that there is at least one more up-leg in the equity market before the cyclical backdrop becomes a problem. The timing of this rally will hinge on when the Treasury market calms, the dollar stabilizes or resumes its slow decline, and oil prices ease. Some combination of these factors should set the stage for more focus on earnings and a better equity market. In the meantime, sluggishness in stock prices is likely to persist. We will continue to monitor economic and market developments in order to make the most informed decisions regarding the Portfolio's investments.

Robert C. Doll, Jr.
Senior Vice President and Senior Portfolio Manager

May 24, 2004

--------------------------------------------------------------------------------
If you would like a copy, free of charge, of the most recent annual or quarterly report of Ambac Assurance Corporation, the Guarantor, please contact the Fund at 1-800-MER-FUND.
--------------------------------------------------------------------------------


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004         5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. The Fund's Investment Adviser reimbursed a portion of the Fund's expenses. Without such waiver, the Fund's performance would have been lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                      6-Month          12-Month    Since Inception
As of April 30, 2004                                Total Return     Total Return    Total Return
==================================================================================================
ML Core Principal Protected Fund Class A Shares*        + .14%          +11.13%         +13.36%
--------------------------------------------------------------------------------------------------
ML Core Principal Protected Fund Class B Shares*        - .19           +10.29          +12.38
--------------------------------------------------------------------------------------------------
ML Core Principal Protected Fund Class C Shares*        - .19           +10.29          +12.38
--------------------------------------------------------------------------------------------------
ML Core Principal Protected Fund Class I Shares*        + .25           +11.46          +13.69
--------------------------------------------------------------------------------------------------
Merrill Lynch U.S. Corporate Master Index**             +1.89           + 3.76          + 5.83
--------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index***                 +1.25           + 1.82          + 2.58
--------------------------------------------------------------------------------------------------
Russell 1000 Index****                                  +6.11           +23.90          +35.29
--------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 2/28/03.
** This unmanaged Index is comprised of all investment grade corporate bonds, rated BBB or higher, of all maturities. Since inception total return is from 2/28/03.
*** This unmanaged market-weighted Index is comprised of U.S. government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds with at least one year to maturity. Since inception total return is from 2/28/03.
**** This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Since inception total return is from 2/28/03.


6       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004

Performance Data (concluded)

Average Annual Total Return

                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 4/30/04                               +11.13%          + 5.30%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 4/30/04                                      +11.34           + 6.31
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                     Return            Return
                                                  Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 4/30/04                               +10.29%          + 6.29%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 4/30/04                                      +10.52           + 7.14
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                     Return            Return
                                                  Without CDSC       With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 4/30/04                               +10.29%          + 9.29%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 4/30/04                                      +10.52           +10.52
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
                                                 Return Without    Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 4/30/04                               +11.46%          + 5.61%
--------------------------------------------------------------------------------
Inception (2/28/03)
through 4/30/04                                      +11.62           + 6.58
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004         7

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities
                                     Merrill Lynch Core Principal Protected Fund

As of April 30, 2004
==========================================================================================================================
Assets
--------------------------------------------------------------------------------------------------------------------------
                       Investment in Master Large Cap Core Portfolio, at value
                        (identified cost--$165,355,940) ...............................                      $ 184,087,890
                       Investment in U.S. Treasury STRIPS, 3.885% due 2/15/2010
                        (face amount--$85,497,000; identified cost--$68,419,356) ......                         67,994,738
                       Prepaid expenses and other assets ..............................                            968,310
                                                                                                             -------------
                       Total assets ...................................................                        253,050,938
                                                                                                             -------------
==========================================================================================================================
Liabilities
--------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor .................................................    $     200,941
                          Financial warranty fee ......................................          137,172
                          Other affiliates ............................................           36,529           374,642
                                                                                           -------------
                       Accrued expenses ...............................................                            265,098
                                                                                                             -------------
                       Total liabilities ..............................................                            639,740
                                                                                                             -------------
==========================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------
                       Net Assets .....................................................                      $ 252,411,198
                                                                                                             =============
==========================================================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------------------------------------------------
                       Paid-in capital, unlimited shares of no par value authorized ...                      $ 224,368,442
                       Accumulated investment loss--net ...............................    $  (1,013,703)
                       Undistributed realized capital gains on investments and
                        allocated from the Portfolio--net .............................       10,749,127
                       Unrealized appreciation on investments and allocated from
                        the Portfolio--net ............................................       18,307,332
                                                                                           -------------
                       Total accumulated earnings--net ................................                         28,042,756
                                                                                                             -------------
                       Net Assets .....................................................                      $ 252,411,198
                                                                                                             =============
==========================================================================================================================
Net Asset Value
--------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $13,432,986 and 1,220,750
                        shares outstanding ............................................                      $       11.00
                                                                                                             =============
                       Class B--Based on net assets of $135,041,147 and 12,342,234
                        shares outstanding ............................................                      $       10.94
                                                                                                             =============
                       Class C--Based on net assets of $92,889,128 and 8,489,973
                        shares outstanding ............................................                      $       10.94
                                                                                                             =============
                       Class I--Based on net assets of $11,047,937 and 1,002,146
                        shares outstanding ............................................                      $       11.02
                                                                                                             =============

      See Notes to Financial Statements.


8        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004

Statement of Operations              Merrill Lynch Core Principal Protected Fund

For the Six Months Ended April 30, 2004
==========================================================================================================================
Investment Income
--------------------------------------------------------------------------------------------------------------------------
                       Interest and amortization of premiums and discounts ............                      $   1,503,186
                       Net investment income allocated from the Portfolio:
                          Dividends ...................................................                          1,040,467
                          Interest from affiliates ....................................                              3,934
                          Securities lending--net .....................................                             16,840
                          Expenses ....................................................                           (526,195)
                                                                                                             -------------
                       Total investment income and net investment income allocated
                        from the Portfolio ............................................                          2,038,232
                                                                                                             -------------
==========================================================================================================================
Expenses
--------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees .......................................    $   1,051,824
                       Financial warranty fee .........................................          876,520
                       Account maintenance and distribution fees--Class B .............          724,289
                       Account maintenance and distribution fees--Class C .............          528,139
                       Offering costs .................................................           67,146
                       Transfer agent fees--Class B ...................................           59,477
                       Transfer agent fees--Class C ...................................           44,144
                       Accounting services ............................................           42,249
                       Professional fees ..............................................           28,956
                       Printing and shareholder reports ...............................           28,936
                       Account maintenance fees--Class A ..............................           21,453
                       Registration fees ..............................................           17,234
                       Trustees' fees and expenses ....................................           13,770
                       Transfer agent fees--Class A ...................................            6,091
                       Custodian fees .................................................            4,836
                       Transfer agent fees--Class I ...................................            4,556
                       Pricing fees ...................................................              624
                       Other ..........................................................           14,099
                                                                                           -------------
                       Total expenses before waiver ...................................        3,534,343
                       Waiver of expenses .............................................         (482,408)
                                                                                           -------------
                       Total expenses after waiver ....................................                          3,051,935
                                                                                                             -------------
                       Investment loss--net ...........................................                         (1,013,703)
                                                                                                             -------------
==========================================================================================================================
Realized & Unrealized Gain (Loss) on Investments & Allocated from the Portfolio--Net
--------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) from:
                          Investments--net ............................................       (1,214,444)
                          The Portfolio--net ..........................................       14,652,183        13,437,739
                                                                                           -------------
                       Change in unrealized appreciation/depreciation from:
                          Investments--net ............................................          157,808
                          The Portfolio--net ..........................................      (11,574,268)      (11,416,460)
                                                                                           -------------------------------
                       Total realized and unrealized gain on investments and
                        allocated from the Portfolio--net .............................                          2,021,279
                                                                                                             -------------
                       Net Increase in Net Assets Resulting from Operations ...........                      $   1,007,576
                                                                                                             =============

      See Notes to Financial Statements.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004         9

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets
                                     Merrill Lynch Core Principal Protected Fund

                                                                                                            For the Period
                                                                                             For the Six     February 28,
                                                                                            Months Ended         2003+
                                                                                              April 30,     to October 31,
Increase (Decrease) in Net Assets:                                                              2004             2003
==========================================================================================================================
Operations
--------------------------------------------------------------------------------------------------------------------------
                       Investment loss--net ...........................................    $  (1,013,703)    $  (1,072,981)
                       Realized gain on investments and allocated from the
                        Portfolio--net ................................................       13,437,739         4,991,627
                       Change in unrealized appreciation/depreciation on
                        investments and allocated from the Portfolio--net .............      (11,416,460)       29,723,792
                                                                                           -------------------------------
                       Net increase in net assets resulting from operations ...........        1,007,576        33,642,438
                                                                                           -------------------------------
==========================================================================================================================
Distributions to Shareholders
--------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments allocated from the Portfolio:
                          Class A .....................................................         (534,083)               --
                          Class B .....................................................       (3,774,343)               --
                          Class C .....................................................       (2,827,877)               --
                          Class I .....................................................         (402,757)               --
                                                                                           -------------------------------
                       Net decrease from distributions to shareholders ................       (7,539,060)               --
                                                                                           -------------------------------
==========================================================================================================================
Capital Share Transactions
--------------------------------------------------------------------------------------------------------------------------
                       Net increase (decrease) in net assets derived from capital
                        share transactions ............................................      (28,288,844)      253,589,048
                                                                                           -------------------------------
==========================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets ........................      (34,820,328)      287,231,486
                       Beginning of period ............................................      287,231,526                40
                                                                                           -------------------------------
                       End of period* .................................................    $ 252,411,198     $ 287,231,526
                                                                                           ===============================
                          * Accumulated investment loss ...............................    $  (1,013,703)               --
                                                                                           ===============================

+     Commencement of operations.

      See Notes to Financial Statements.


10       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004

Financial Highlights                 Merrill Lynch Core Principal Protected Fund

                                                                                                    Class A@@
                                                                                        -----------------------------------
                                                                                                             For the Period
The following per share data and ratios have been derived                               For the Six           February 28,
from information provided in the financial statements.                                  Months Ended            2003+ to
                                                                                         April 30,             October 31,
Increase (Decrease) in Net Asset Value:                                                    2004                   2003
===========================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ....................         $   11.32              $   10.00
                                                                                         --------------------------------
                       Investment income (loss)--net ...........................                --***++               .01
                       Realized and unrealized gain on investments and allocated
                        from the Portfolio--net ................................               .01                   1.31
                                                                                         --------------------------------
                       Total from investment operations ........................               .01                   1.32
                                                                                         --------------------------------
                       Less distributions of realized gain on investments and
                        allocated from the Portfolio--net ......................              (.33)                    --
                                                                                         --------------------------------
                       Net asset value, end of period ..........................         $   11.00              $   11.32
                                                                                         ================================
===========================================================================================================================
Total Investment Return**
---------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ......................               .14%@                13.20%@
                                                                                         ================================
===========================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver+++ ..............................              1.88%*                 2.00%*
                                                                                         ================================
                       Expenses+++ .............................................              2.22%*                 2.26%*
                                                                                         ================================
                       Investment income (loss)--net ...........................              (.07%)*                 .10%*
                                                                                         ================================
===========================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ................         $  13,433              $  18,674
                                                                                         ================================
                       Portfolio turnover of the Fund ..........................             42.66%                175.43%
                                                                                         ================================
                       Portfolio turnover of Master Large Cap Core Portfolio ...             57.27%                138.73%
                                                                                         ================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
***   Amount is less than $(.01) per share.
+     Commencement of operations.
++    Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
@@    Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

      See Notes to Financial Statements.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004        11

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (continued)     Merrill Lynch Core Principal Protected Fund

                                                                                                      Class B
                                                                                        ------------------------------------
                                                                                                              For the Period
The following per share data and ratios have been derived                                For the Six           February 28,
from information provided in the financial statements.                                  Months Ended             2003+ to
                                                                                          April 30,             October 31,
Increase (Decrease) in Net Asset Value:                                                     2004                   2003
============================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ....................         $   11.26              $   10.00
                                                                                           -------------------------------
                       Investment loss--net ....................................              (.05)++                (.05)
                       Realized and unrealized gain on investments and allocated
                        from the Portfolio--net ................................               .03                   1.31
                                                                                           -------------------------------
                       Total from investment operations ........................              (.02)                  1.26
                                                                                           -------------------------------
                       Less distributions of realized gain on investments and
                        allocated from the Portfolio--net ......................              (.30)                    --
                                                                                           -------------------------------
                       Net asset value, end of period ..........................         $   10.94              $   11.26
                                                                                         ================================
============================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ......................              (.19%)@               12.60%@
                                                                                         ================================
============================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver+++ ..............................              2.64%*                 2.76%*
                                                                                         ================================
                       Expenses+++ .............................................              2.98%*                 3.03%*
                                                                                         ================================
                       Investment loss--net ....................................              (.81%)*                (.68%)*
                                                                                         ================================
============================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ................         $ 135,041              $ 145,568
                                                                                         ================================
                       Portfolio turnover of the Fund ..........................             42.66%                175.43%
                                                                                         ================================
                       Portfolio turnover of Master Large Cap Core Portfolio ...             57.27%                138.73%
                                                                                         ================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
++    Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.


12       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004

Financial Highlights (continued)     Merrill Lynch Core Principal Protected Fund

                                                                                                     Class C
                                                                                        ------------------------------------
                                                                                                             For the Period
The following per share data and ratios have been derived                               For the Six           February 28,
from information provided in the financial statements.                                  Months Ended             2003+ to
                                                                                          April 30,            October 31,
Increase (Decrease) in Net Asset Value:                                                     2004                   2003
============================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ....................         $   11.26              $   10.00
                                                                                         --------------------------------
                       Investment loss--net ....................................              (.05)***               (.05)
                       Realized and unrealized gain on investments and allocated
                        from the Portfolio--net ................................               .03                   1.31
                                                                                         --------------------------------
                       Total from investment operations ........................              (.02)                  1.26
                                                                                         --------------------------------
                       Less distributions of realized gain on investments and
                        allocated from the Portfolio--net ......................              (.30)                    --
                                                                                         --------------------------------
                       Net asset value, end of period ..........................         $   10.94              $   11.26
                                                                                         ================================
============================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ......................              (.19%)@               12.60%@
                                                                                         ================================
============================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver++ ...............................              2.64%*                 2.76%*
                                                                                         ================================
                       Expenses++ ..............................................              2.98%*                 3.03%*
                                                                                         ================================
                       Investment loss--net ....................................              (.82%)*                (.68%)*
                                                                                         ================================
============================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ................         $  92,889              $ 108,700
                                                                                         ================================
                       Portfolio turnover of the Fund ..........................             42.66%                175.43%
                                                                                         ================================
                       Portfolio turnover of Master Large Cap Core Portfolio ...             57.27%                138.73%
                                                                                         ================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004        13

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (concluded)     Merrill Lynch Core Principal Protected Fund

                                                                                                   Class I@@
                                                                                        -----------------------------------
                                                                                                             For the Period
The following per share data and ratios have been derived                              For the Six            February 28,
from information provided in the financial statements.                                 Months Ended             2003+ to
                                                                                         April 30,             October 31,
Increase (Decrease) in Net Asset Value:                                                    2004                   2003
===========================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ....................         $   11.34              $   10.00
                                                                                         --------------------------------
                       Investment income--net ..................................               .01***                 .03
                       Realized and unrealized gain on investments and allocated
                        from the Portfolio--net ................................               .02                   1.31
                                                                                         --------------------------------
                       Total from investment operations ........................               .03                   1.34
                                                                                         --------------------------------
                       Less distributions of realized gain on investments and
                        allocated from the Portfolio--net ......................              (.35)                    --
                                                                                         --------------------------------
                       Net asset value, end of period ..........................         $   11.02              $   11.34
                                                                                         ================================
===========================================================================================================================
Total Investment Return**
---------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ......................               .25%@                13.40%@
                                                                                         ================================
===========================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver++ ...............................              1.63%*                 1.75%*
                                                                                         ================================
                       Expenses++ ..............................................              1.97%*                 2.01%*
                                                                                         ================================
                       Investment income--net ..................................               .19%*                  .35%*
                                                                                         ================================
==========================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ................         $  11,048              $  14,290
                                                                                         ================================
                       Portfolio turnover of the Fund ..........................             42.66%                175.43%
                                                                                         ================================
                       Portfolio turnover of Master Large Cap Core Portfolio ...             57.27%                138.73%
                                                                                         ================================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
@@    Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

      See Notes to Financial Statements.


14       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004

Notes to Financial Statements        Merrill Lynch Core Principal Protected Fund

1. Significant Accounting Policies:

Merrill Lynch Core Principal Protected Fund (the "Fund") is part of Merrill Lynch Principal Protected Trust (the "Trust"). Under the Investment Company Act of 1940, as amended, the Fund is diversified and the Trust is registered as an open-end management investment company. The Fund invests a portion of its assets in the Master Large Cap Core Portfolio (the "Portfolio") of Master Large Cap Series Trust. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2004 was 11.5%. The Fund offers multiple classes of shares. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from February 28, 2003 through February 28, 2010 (the "Guarantee Maturity Date"), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after this date. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Fund. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004        15

[LOGO] Merrill Lynch Investment Managers

                                     Merrill Lynch Core Principal Protected Fund

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund may write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Security transactions, investment income and expenses -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Investment transactions in the Portfolio are accounted for on a trade date basis. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.


16       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004

                                     Merrill Lynch Core Principal Protected Fund

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(e) Prepaid registration fees -- Prepaid registration fees will be amortized over a 12-month period beginning with the commencement of operations of the Fund.

(f) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreements and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .75% of the Fund's average daily net assets. FAM has contractually agreed to waive its management fee by the amount of management fees the Fund pays FAM indirectly through its investment in the Portfolio. For the six months ended April 30, 2004, FAM earned fees of $1,051,824 and waived $482,408. In addition, FAM has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed 1.99%. This arrangement has a one-year term and is renewable.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class A ................................             .25%                 --
Class B ................................             .25%                .75%
Class C ................................             .25%                .75%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended April 30, 2004, MLPF&S received contingent deferred sales charges of $260,533 relating to transactions in Class B Shares. Furthermore, MLPF&S received contingent deferred sales charges of $71,809 relating to transactions subject to front-end sales charge waivers in Class A Shares.

The Trust, on behalf of the Fund, and FAM have entered into a Financial Warranty Agreement with Ambac Assurance Corporation ("Ambac"). The Financial Warranty Agreement is intended to make sure that on the Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not covered by the Financial Warranty Agreement), provided that all dividends distributions received from the Fund have been reinvested and no shares have been redeemed (the


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004        17

[LOGO] Merrill Lynch Investment Managers

                                     Merrill Lynch Core Principal Protected Fund

"Guaranteed Amount"). The Fund will pay to Ambac, under the Financial Warranty Agreement, an annual fee equal to .625% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guarantee Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Guaranteed Amount, Ambac will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended April 30, 2004, the Fund reimbursed FAM $3,057 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, FAMD, FDS, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2004 were $119,482,905 and $127,009,908, respectively.

Net realized gains (losses) for the six months ended April 30, 2004 and unrealized appreciation (depreciation) as of April 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
                                                Realized           Appreciation
                                             Gains (Losses)       (Depreciation)
--------------------------------------------------------------------------------
Investments in the Portfolio .........        $ 14,652,183         $ 18,731,950
Other long-term investments ..........          (1,214,444)            (424,618)
                                              ---------------------------------
Total ................................        $ 13,437,739         $ 18,307,332
                                              =================================

As of April 30, 2004, net unrealized appreciation for Federal income tax purposes aggregated $15,721,253, of which $16,728,299 related to appreciated securities and $1,007,046 related to depreciated securities. At April 30, 2004, the aggregated cost of investments for Federal income tax purposes was $236,361,375.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(28,288,844) and $253,589,048 for the six months ended April 30, 2004 and for the period February 28, 2003 to October 31, 2003, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six                                             Dollar
Months Ended April 30, 2004                     Shares                 Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions                  46,707           $     510,046
Shares redeemed ................               (475,770)             (5,520,092)
                                            -----------------------------------
Net decrease ...................               (429,063)          $  (5,010,046)
                                            ===================================

-------------------------------------------------------------------------------
Class A Shares for the
Period February 28, 2003+                                              Dollar
to October 31, 2003                            Shares                  Amount
-------------------------------------------------------------------------------
Shares sold ....................              1,988,595           $  19,884,101
Shares redeemed ................               (338,783)             (3,607,637)
                                            -----------------------------------
Net increase ...................              1,649,812           $  16,276,464
                                            ===================================
+     Commencement of operations.

-------------------------------------------------------------------------------
Class B Shares for the Six                                             Dollar
Months Ended April 30, 2004                     Shares                 Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions                 332,947           $   3,622,465
Shares redeemed ................               (917,752)            (10,448,654)
                                            -----------------------------------
Net decrease ...................               (584,805)          $  (6,826,189)
                                            ===================================

-------------------------------------------------------------------------------
Class B Shares for the
Period February 28, 2003+                                              Dollar
to October 31, 2003                            Shares                  Amount
-------------------------------------------------------------------------------
Shares sold ....................             13,955,061           $ 139,540,569
Shares redeemed ................             (1,028,023)            (10,776,646)
                                            -----------------------------------
Net increase ...................             12,927,038           $ 128,763,923
                                            ===================================
+     Commencement of operations.

-------------------------------------------------------------------------------
Class C Shares for the Six                                             Dollar
Months Ended April 30, 2004                     Shares                 Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions                 251,004           $   2,730,931
Shares redeemed ................             (1,414,133)            (16,203,062)
                                            -----------------------------------
Net decrease ...................             (1,163,129)          $ (13,472,131)
                                            ===================================


18       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004

Notes to Financial Statements (concluded)
                                     Merrill Lynch Core Principal Protected Fund

-------------------------------------------------------------------------------
Class C Shares for the
Period February 28, 2003+                                              Dollar
to October 31, 2003                            Shares                  Amount
-------------------------------------------------------------------------------
Shares sold ....................             10,405,746           $ 104,056,289
Shares redeemed ................               (752,645)             (7,953,018)
                                            -----------------------------------
Net increase ...................              9,653,101           $  96,103,271
                                            ===================================
+     Commencement of operations.

-------------------------------------------------------------------------------
Class I Shares for the Six                                             Dollar
Months Ended April 30, 2004                     Shares                 Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in
  reinvestment of distributions                   7,138           $      78,014
Shares redeemed ................               (265,384)             (3,058,492)
                                            -----------------------------------
Net decrease ...................               (258,246)          $  (2,980,478)
                                            ===================================

-------------------------------------------------------------------------------
Class I Shares for the
Period February 28, 2003+                                              Dollar
to October 31, 2003                            Shares                  Amount
-------------------------------------------------------------------------------
Shares sold ....................              1,541,170           $  15,411,352
Shares redeemed ................               (280,779)             (2,965,962)
                                            -----------------------------------
Net increase ...................              1,260,391           $  12,445,390
                                            ===================================
+     Commencement of operations.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the six months ended April 30, 2004.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004        19

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                          Master Large Cap Core Portfolio

                                                                                                              Value       Percent of
Sector         Industry++                         Shares Held   Common Stocks                          (in U.S. dollars)  Net Assets
====================================================================================================================================
Consumer       Auto Components                        710,000   Dana Corporation                          $ 14,313,600       0.9%
Discretionary                                         220,000   Lear Corporation                            13,336,400       0.8
               ---------------------------------------------------------------------------------------------------------------------
               Hotels, Restaurants & Leisure          380,000   Applebee's International, Inc.              14,736,400       0.9
                                                      400,000   International Game Technology               15,096,000       1.0
                                                      280,000   Mandalay Resort Group                       16,086,000       1.0
               ---------------------------------------------------------------------------------------------------------------------
               Household Durables                     280,000   Centex Corporation                          13,426,000       0.8
                                                      590,000   D.R. Horton, Inc.                           16,992,000       1.1
                                                      191,000   Fortune Brands, Inc.                        14,563,750       0.9
                                                      340,000  +Hovnanian Enterprises, Inc. (Class A)       12,229,800       0.8
                                                      240,000   KB HOME                                     16,543,200       1.0
                                                      300,000   Lennar Corporation (Class A)                14,055,000       0.9
                                                      231,000   MDC Holdings, Inc.                          14,273,490       0.9
                                                      300,000   Pulte Corporation                           14,751,000       0.9
                                                      180,000   The Ryland Group, Inc.                      14,211,000       0.9
                                                      230,000   The Stanley Works                            9,777,300       0.6
               ---------------------------------------------------------------------------------------------------------------------
               Leisure Equipment & Products           380,000   Hasbro, Inc.                                 7,178,200       0.5
               ---------------------------------------------------------------------------------------------------------------------
               Multiline Retail                        60,000   Federated Department Stores, Inc.            2,940,000       0.2
                                                      530,000   J.C. Penney Company, Inc.                   17,945,800       1.1
                                                      580,000   The May Department Stores Company           17,864,000       1.1
                                                       50,000   The Neiman Marcus Group, Inc. (Class A)      2,432,000       0.2
                                                      460,000   Nordstrom, Inc.                             16,389,800       1.0
                                                      600,000   Saks Incorporated                            8,640,000       0.5
               ---------------------------------------------------------------------------------------------------------------------
               Specialty Retail                       260,000  +Barnes & Noble, Inc.                         7,766,200       0.5
                                                      440,000   Claire's Stores, Inc.                        8,967,200       0.6
                                                      690,000   Foot Locker, Inc.                           16,560,000       1.0
                                                      860,000   The Gap, Inc.                               18,928,600       1.2
               ---------------------------------------------------------------------------------------------------------------------
               Textiles, Apparel & Luxury Goods       400,000  +Coach, Inc.                                 17,040,000       1.1
               ---------------------------------------------------------------------------------------------------------------------
                                                                Total Consumer Discretionary               357,042,740      22.4
====================================================================================================================================
Consumer       Food Products                        1,070,000   Archer-Daniels-Midland Company              18,789,200       1.2
Staples                                               990,000   Tyson Foods, Inc. (Class A)                 18,552,600       1.2
               ---------------------------------------------------------------------------------------------------------------------
               Food & Staples Retailing             1,740,000  +Rite Aid Corporation                         8,526,000       0.5
                                                      120,000   Wal-Mart Stores, Inc.                        6,840,000       0.4
               ---------------------------------------------------------------------------------------------------------------------
               Household Products                      40,000   The Procter & Gamble Company                 4,230,000       0.3
               ---------------------------------------------------------------------------------------------------------------------
                                                                Total Consumer Staples                      56,937,800       3.6
====================================================================================================================================
Energy         Oil & Gas                              290,000   Ashland Inc.                                13,891,000       0.9
                                                      630,000   Exxon Mobil Corporation                     26,806,500       1.7
                                                       30,000   Valero Energy Corporation                    1,912,800       0.1
               ---------------------------------------------------------------------------------------------------------------------
                                                                Total Energy                                42,610,300       2.7
====================================================================================================================================
Financials     Capital Markets                         90,000   The Bear Stearns Companies Inc.              7,212,600       0.5
                                                    1,250,000  +E* TRADE Group, Inc.                        14,200,000       0.9
                                                      680,000   J.P. Morgan Chase & Co.                     25,568,000       1.6
                                                       40,000   Legg Mason, Inc.                             3,682,400       0.2
                                                      230,000   Lehman Brothers Holdings, Inc.              16,882,000       1.1
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Banks                       110,000   Bank of America Corporation                  8,853,900       0.6
                                                      150,000   Commerce Bancorp, Inc.                       8,551,500       0.5
               ---------------------------------------------------------------------------------------------------------------------
               Consumer Finance                       740,000   MBNA Corporation                            18,041,200       1.1
               ---------------------------------------------------------------------------------------------------------------------
               Diversified Financial Services         770,000   Citigroup Inc.                              37,029,300       2.3
               ---------------------------------------------------------------------------------------------------------------------
               Insurance                              220,000   The Allstate Corporation                    10,098,000       0.6
                                                      130,000   American International Group, Inc.           9,314,500       0.6
                                                      370,000   Lincoln National Corporation                16,605,600       1.0
                                                      270,000   MBIA, Inc.                                  15,900,300       1.0
               ---------------------------------------------------------------------------------------------------------------------
               Thrifts & Mortgage Finance             100,000   Independence Community Bank Corp.            3,643,000       0.2
                                                      620,000   New York Community Bancorp, Inc.            15,543,400       1.0
               ---------------------------------------------------------------------------------------------------------------------
                                                                Total Financials                           211,125,700      13.2
               =====================================================================================================================


20       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004

Schedule of Investments (continued)              Master Large Cap Core Portfolio

                                                                                                              Value       Percent of
Sector         Industry++                         Shares Held   Common Stocks                          (in U.S. dollars)  Net Assets
====================================================================================================================================
Health Care    Biotechnology                          160,000  +Genentech, Inc.                           $ 19,648,000       1.2%
                                                      170,000  +IDEXX Laboratories, Inc.                    10,414,200       0.7
                                                      240,000  +Invitrogen Corporation                      17,335,200       1.1
               ---------------------------------------------------------------------------------------------------------------------
               Health Care Equipment & Supplies       250,000   Bausch & Lomb Incorporated                  15,707,500       1.0
                                                       40,000   Beckman Coulter Inc.                         2,233,600       0.1
                                                      370,000   Becton, Dickinson and Company               18,703,500       1.2
                                                      180,000  +Respironics, Inc.                            9,433,800       0.6
               ---------------------------------------------------------------------------------------------------------------------
               Health Care Providers & Services       280,000   CIGNA Corporation                           18,062,800       1.1
                                                      350,000  +DaVita, Inc.                                17,885,000       1.1
                                                      910,000  +Humana Inc.                                 14,823,900       0.9
                                                      370,000   Omnicare, Inc.                              15,347,600       1.0
                                                      320,000   Oxford Health Plans, Inc.                   17,420,800       1.1
                                                      450,000  +PacifiCare Health Systems, Inc.             16,092,000       1.0
                                                      490,000  +Service Corporation International            3,621,100       0.2
               ---------------------------------------------------------------------------------------------------------------------
               Pharmaceuticals                        150,000   Johnson & Johnson                            8,104,500       0.5
                                                      750,000   Pfizer, Inc.                                26,820,000       1.7
               ---------------------------------------------------------------------------------------------------------------------
                                                                Total Health Care                          231,653,500      14.5
====================================================================================================================================
Industrials    Air Freight & Logistics                100,000   Ryder System, Inc.                           3,679,000       0.2
               ---------------------------------------------------------------------------------------------------------------------
               Commercial Services & Supplies         250,000  +Career Education Corporation                16,000,000       1.0
                                                      820,000   Cendant Corporation                         19,417,600       1.2
                                                      330,000   H&R Block, Inc.                             14,886,300       0.9
                                                      200,000  +University of Phoenix Online                17,412,000       1.1
               ---------------------------------------------------------------------------------------------------------------------
               Electrical Equipment                   520,000   Rockwell Automation, Inc.                   16,998,800       1.1
               ---------------------------------------------------------------------------------------------------------------------
               Industrial Conglomerates             1,000,000   General Electric Company                    29,950,000       1.9
                                                      150,000   Textron, Inc.                                8,277,000       0.5
               ---------------------------------------------------------------------------------------------------------------------
               Machinery                              270,000   Cummins Engine Company, Inc.                16,148,700       1.0
               ---------------------------------------------------------------------------------------------------------------------
               Road & Rail                            760,000   Norfolk Southern Corporation                18,103,200       1.2
               ---------------------------------------------------------------------------------------------------------------------
                                                                Total Industrials                          160,872,600      10.1
====================================================================================================================================
Information    Communications Equipment             1,130,000  +Avaya Inc.                                  15,458,400       1.0
Technology                                          1,720,000  +Cisco Systems, Inc.                         35,896,400       2.2
                                                    1,430,000  +Corning Incorporated                        15,772,900       1.0
                                                      670,000  +Foundry Networks, Inc.                       7,571,000       0.5
                                                      580,000  +Juniper Networks, Inc.                      12,690,400       0.8
                                                    5,380,000  +Lucent Technologies Inc.                    18,130,600       1.1
                                                    1,220,000   Motorola, Inc.                              22,265,000       1.4
                                                      280,000   QUALCOMM Incorporated                       17,488,800       1.1
               ---------------------------------------------------------------------------------------------------------------------
               Computers & Peripherals                 70,000   International Business Machines
                                                                Corporation                                  6,171,900       0.4
                                                      370,000  +NCR Corporation                             16,535,300       1.0
                                                      530,000  +SanDisk Corporation                         12,248,300       0.8
               ---------------------------------------------------------------------------------------------------------------------
               Electronic Equipment & Instruments     470,000  +Arrow Electronics, Inc.                     11,881,600       0.7
                                                      530,000  +Avnet, Inc.                                 11,469,200       0.7
                                                      390,000  +Ingram Micro Inc. (Class A)                  4,660,500       0.3
                                                      340,000   PerkinElmer, Inc.                            6,545,000       0.4
                                                      170,000  +Waters Corporation                           7,335,500       0.5
               ---------------------------------------------------------------------------------------------------------------------
               Information Technology Services        240,000  +Cognizant Technology Solutions
                                                                Corporation                                 10,382,400       0.7
                                                      360,000  +Computer Sciences Corporation               14,727,600       0.9
               ---------------------------------------------------------------------------------------------------------------------
               Office Electronics                   1,350,000  +Xerox Corporation                           18,130,500       1.1
               ---------------------------------------------------------------------------------------------------------------------
               Semiconductors &                     1,160,000  +Advanced Micro Devices, Inc.                16,495,200       1.0
               Semiconductor Equipment                970,000  +Amkor Technology, Inc.                       7,837,600       0.5
                                                    2,710,000  +Atmel Corporation                           15,826,400       1.0
                                                      770,000  +Cypress Semiconductor Corporation           10,756,900       0.7
                                                      810,000  +Fairchild Semiconductor Corporation         15,770,700       1.0
                                                      400,000   Intel Corporation                           10,292,000       0.6


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004        21

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)              Master Large Cap Core Portfolio

                                                                                                              Value       Percent of
Sector         Industry++                         Shares Held   Common Stocks                          (in U.S. dollars)  Net Assets
====================================================================================================================================
Information    Software                               510,000   Autodesk, Inc.                            $ 17,085,000       1.1%
Technology                                            750,000   Microsoft Corporation                       19,477,500       1.2
(concluded)                                         1,210,000  +Novell, Inc.                                11,664,400       0.7
                                                      100,000  +Symantec Corporation                         4,505,000       0.3
               ---------------------------------------------------------------------------------------------------------------------
                                                                Total Information Technology               395,072,000      24.7
====================================================================================================================================
Materials      Chemicals                              180,000   E.I. du Pont de Nemours and Company          7,731,000       0.5
                                                      400,000   Eastman Chemical Company                    17,028,000       1.1
               ---------------------------------------------------------------------------------------------------------------------
               Containers & Packaging                  60,000   Ball Corporation                             3,960,000       0.2
               ---------------------------------------------------------------------------------------------------------------------
               Metals & Mining                         30,000  +Phelps Dodge Corporation                     1,974,900       0.1
               ---------------------------------------------------------------------------------------------------------------------
               Paper & Forest Products                500,000   Georgia-Pacific Corporation                 17,550,000       1.1
               ---------------------------------------------------------------------------------------------------------------------
                                                                Total Materials                             48,243,900       3.0
====================================================================================================================================
Telecom-       Wireless Telecommunication             670,000  +Nextel Communications, Inc. (Class A)       15,986,200       1.0
munication     Services
Services       ---------------------------------------------------------------------------------------------------------------------
                                                                Total Telecommunication Services            15,986,200       1.0
====================================================================================================================================
Utilities      Electric Utilities                     220,000   Alliant Energy Corporation                   5,469,200       0.4
                                                      780,000   Edison International                        18,252,000       1.2
                                                      360,000   Northeast Utilities                          6,606,000       0.4
                                                      520,000   TXU Corporation                             17,752,800       1.1
               ---------------------------------------------------------------------------------------------------------------------
               Multi-Utilities & Unregulated        3,380,000  +Dynegy Inc. (Class A)                       13,384,800       0.8
               Power                                1,260,000   The Williams Companies, Inc.                12,978,000       0.8
               ---------------------------------------------------------------------------------------------------------------------
                                                                Total Utilities                             74,442,800       4.7
               =====================================================================================================================
                                                                Total Common Stocks
                                                                (Cost--$1,388,915,567)                   1,593,987,540      99.9
               =====================================================================================================================

                                         Beneficial Interest/
                                                  Shares Held   Short-Term Securities
====================================================================================================================================
                                                 $  4,334,191   Merrill Lynch Liquidity Series, LLC
                                                                Cash Sweep Series I (a)                      4,334,191       0.2
                                                 $162,608,925   Merrill Lynch Liquidity Series, LLC
                                                                Money Market Series (a)(b)                 162,608,925      10.2
                                                   54,202,975   Merrill Lynch Premier Institutional
                                                                Fund (a)(b)                                 54,202,975       3.4
               ---------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost--$221,146,091)                       221,146,091      13.8
====================================================================================================================================
               Total Investments (Cost--$1,610,061,658)                                                  1,815,133,631     113.7

               Liabilities in Excess of Other Assets                                                      (218,916,304)    (13.7)
                                                                                                        ----------------------------
               Net Assets                                                                               $1,596,217,327     100.0%
                                                                                                        ============================

+     Non-income producing security.
++ For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                                      Interest/
                                                       Net            Dividend
      Affiliate                                     Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                       $   2,620,563     $      28,829

      Merrill Lynch Liquidity Series, LLC
       Money Market Series                       $(101,704,048)    $     115,789

      Merrill Lynch Premier
       Institutional Fund                          (33,901,349)    $      19,601
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.

      See Notes to Financial Statements.


22       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004

Statement of Assets and Liabilities              Master Large Cap Core Portfolio

As of April 30, 2004
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (including
                        securities loaned of $206,105,622) (identified cost--$1,388,915,567)                         $1,593,987,540
                       Investments in affiliated securities, at value (identified
                        cost--$221,146,091) ................................................                            221,146,091
                       Receivables:
                          Securities sold ..................................................    $    19,161,431
                          Contributions ....................................................          4,226,174
                          Dividends ........................................................          2,025,650
                          Securities lending--net ..........................................             31,509
                          Interest from affiliates .........................................              8,005          25,452,769
                                                                                                ---------------
                       Prepaid expenses ....................................................                                 14,213
                                                                                                                    ---------------
                       Total assets ........................................................                          1,840,600,613
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value ...........................                            216,811,900
                       Payables:
                          Securities purchased .............................................         23,779,167
                          Withdrawals ......................................................          2,246,730
                          Investment adviser ...............................................            765,461
                          Custodian bank ...................................................            741,893
                          Other affiliates .................................................             10,829          27,544,080
                                                                                                ---------------
                       Accrued expenses ....................................................                                 27,306
                                                                                                                    ---------------
                       Total liabilities ...................................................                            244,383,286
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets ..........................................................                        $ 1,596,217,327
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
                       Investors' capital ..................................................                        $ 1,391,145,354
                       Unrealized appreciation on investments--net .........................                            205,071,973
                                                                                                                    ---------------
                       Net Assets ..........................................................                        $ 1,596,217,327
                                                                                                                    ===============

      See Notes to Financial Statements.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004        23

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                          Master Large Cap Core Portfolio

For the Six Months Ended April 30, 2004
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
                       Dividends ...........................................................                        $     8,177,429
                       Securities lending--net .............................................                                135,390
                       Interest from affiliates ............................................                                 28,829
                                                                                                                    ---------------
                       Total income ........................................................                              8,341,648
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ............................................    $     3,786,382
                       Accounting services .................................................            193,551
                       Custodian fees ......................................................             86,080
                       Professional fees ...................................................             28,263
                       Trustees' fees and expenses .........................................             23,130
                       Printing and shareholder reports ....................................              1,255
                       Pricing fees ........................................................                482
                       Other ...............................................................             12,466
                                                                                                ---------------
                       Total expenses ......................................................                              4,131,609
                                                                                                                    ---------------
                       Investment income--net ..............................................                              4,210,039
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) on Investments--Net
-----------------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net ...................................                            114,314,626
                       Change in unrealized appreciation on investments--net ...............                            (63,824,932)
                                                                                                                    ---------------
                       Total realized and unrealized gain on investments--net ..............                             50,489,694
                                                                                                                    ---------------
                       Net Increase in Net Assets Resulting from Operations ................                        $    54,699,733
                                                                                                                    ===============

      See Notes to Financial Statements.


24       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004

Statements of Changes in Net Assets              Master Large Cap Core Portfolio

                                                                                                  For the Six            For the
                                                                                                  Months Ended         Year Ended
                                                                                                    April 30,          October 31,
Increase (Decrease) in Net Assets:                                                                    2004                2003
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ..............................................    $     4,210,039     $     5,286,197
                       Realized gain on investments--net ...................................        114,314,626           7,803,027
                       Change in unrealized appreciation/depreciation on investments--net           (63,824,932)        269,979,638
                                                                                                -----------------------------------
                       Net increase in net assets resulting from operations ................         54,699,733         283,068,862
                                                                                                -----------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions .........................................        258,054,571         689,136,997
                       Fair value of withdrawals ...........................................       (170,645,853)       (391,800,931)
                                                                                                -----------------------------------
                       Net increase in net assets derived from capital transactions ........         87,408,718         297,336,066
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ........................................        142,108,451         580,404,928
                       Beginning of period .................................................      1,454,108,876         873,703,948
                                                                                                -----------------------------------
                       End of period .......................................................    $ 1,596,217,327     $ 1,454,108,876
                                                                                                ===================================

      See Notes to Financial Statements.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004        25

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                             Master Large Cap Core Portfolio

                                                                                                                          For the
                                                                                                                          Period
                                                                   For the Six             For the Year Ended            Dec. 22,
                                                                  Months Ended                 October 31,               1999+ to
The following ratios have been derived from information             April 30,   --------------------------------------   Oct. 31,
provided in the financial statements.                                 2004           2003         2002         2001        2000
====================================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------------
                       Total investment return ................         4.36%++       25.11%       (8.13%)         --          --
                                                                 ================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement .........          .52%*          .54%         .57%         .67%       1.09%*
                                                                 ================================================================
                       Expenses ...............................          .52%*          .54%         .57%         .67%       1.17%*
                                                                 ================================================================
                       Investment income (loss)--net ..........          .53%*          .48%         .83%         .59%       (.20%)*
                                                                 ================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)  $ 1,596,217    $ 1,454,109    $ 873,704    $ 412,836   $ 186,265
                                                                 ================================================================
                       Portfolio turnover .....................        57.27%        138.73%      150.18%      162.28%      79.18%
                                                                 ================================================================

*     Annualized.
** Total investment return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.


26       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004

Notes to Financial Statements                    Master Large Cap Core Portfolio

1. Significant Accounting Policies:

Master Large Cap Core Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Portfolio is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Equity securities that are held by the Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Portfolio. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Portfolio. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Portfolio, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Portfolio under the general supervision of the Portfolio's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Portfolio.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Portfolio's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Portfolio's Board of Trustees.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004        27

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)        Master Large Cap Core Portfolio

      delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such


28       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004

Notes to Financial Statements (continued)        Master Large Cap Core Portfolio

collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Custodian bank -- The Portfolio recorded an amount payable to the custodian bank reflecting an overnight overdraft that resulted from a failed trade.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays based upon the average daily value of the Portfolio's net assets at an annual rate of .50% of the average daily net assets not exceeding $1 billion and .45% of average daily net assets in excess of $1 billion.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of April 30, 2004, the Portfolio lent securities with a value of $4,099,344 to MLPF&S or its affiliates. Pursuant to that order, the Portfolio also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended April 30, 2004, MLIM, LLC received $58,470 in securities lending agent fees.

In addition, MLPF&S received $5,400 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended April 30, 2004.

For the six months ended April 30, 2004, the Portfolio reimbursed FAM $15,036 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2004 were $986,479,714 and $896,409,695, respectively.

Net realized gains for the six months ended April 30, 2004 and net unrealized appreciation as of April 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                Realized             Unrealized
                                                  Gains             Appreciation
--------------------------------------------------------------------------------
Long-term investments ..............          $114,314,626          $205,071,973
                                              ----------------------------------
Total ..............................          $114,314,626          $205,071,973
                                              ==================================

As of April 30, 2004, net unrealized appreciation for Federal income tax purposes aggregated $186,210,330, of which $242,966,618 related to appreciated securities and $56,756,288 related to depreciated securities. At April 30, 2004, the aggregate cost of investments for Federal income tax purposes was $1,628,923,301.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004        29

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)        Master Large Cap Core Portfolio

Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each portfolio's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Portfolio did not borrow under the credit agreement during the six months ended April 30, 2004.


30       MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004

Officers and Trustees of the Protected Trust

Terry K. Glenn, President and Trustee
David O. Beim, Trustee
James T. Flynn, Trustee
W. Carl Kester, Trustee
Karen P. Robards, Trustee
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

--------------------------------------------------------------------------------
Todd Goodwin and George W. Holbrook, Trustees of Merrill Lynch Principal Protected Trust, have recently retired. The Trust's Board of Trustees wishes Messrs. Goodwin and Holbrook well in their retirements.
--------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        MERRILL LYNCH CORE PRINCIPAL PROTECTED FUND     APRIL 30, 2004        31

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

Merrill Lynch Core Principal Protected Fund
Box 9011
Princeton, NJ
08543-9011

                                                                    #CPP -- 4/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust

      By: /s/ Terry K. Glenn
          ----------------------
          Terry K. Glenn,
          President of
          Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust

      Date: June 18, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Terry K. Glenn
          ----------------------
          Terry K. Glenn,
          President of
          Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust

      Date: June 18, 2004


      By: /s/ Donald C. Burke
          ----------------------
          Donald C. Burke,
          Chief Financial Officer of
          Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series Trust

      Date: June 18, 2004